Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Apr. 01, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal Year	Summary Compensation Table Total For PEO($)(1)	Compensation Actually Paid to PEO($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs($)(1)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)1)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)4)	Net Income ($)(5)
2026	1,594,984	1,881,343	1,762,268	2,232,401	123.46	7,826,515
2025	1,578,649	1,590,865	1,570,620	1,556,528	96.22	7,731,397

(1)
Our Principal Executive Officer for both fiscal years presented was Golnar Khosrowshahi, Chief Executive Officer. Our Non-PEO NEOs for both fiscal years were Rell Lafargue, President and Chief Operating Officer, and Jim Heindlmeyer, Chief Financial Officer.

(2)
Represents the amount of total compensation reported for Ms. Khosrowshahi (our Chief Executive Officer) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table.”

(3)
Represents the amount of Compensation Actually Paid (“CAP”) to Ms. Khosrowshahi and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:
	2026		2025
Adjustments†	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
SCT Total Amounts	1,594,984	1,762,268	1,578,649	1,570,620
(Subtraction): Grant date fair value of stock awards reported in SCT	(920,000)	(992,476)	(920,000)	(813,444)
Addition: Fair value at fiscal year-end of outstanding and unvested stock awards granted in covered fiscal year	1,233,804	1,331,004	910,450	805,003
Addition (Subtraction): Change in fair value as of fiscal year end of stock awards granted in prior fiscal years for which applicable vesting conditions were not satisfied during the covered fiscal year	—	113,944	—	(15,340)
Addition (Subtraction): Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the covered fiscal year	(27,445)	17,661	21,767	9,689
Compensation Actually Paid	1,881,343	2,232,401	1,590,865	1,556,528

(4)
TSR represents the value, as of the end of the applicable fiscal year, of a hypothetical $100 investment in the Company’s common stock made at the beginning of the earliest fiscal year presented (April 1, 2024, at a closing price of $7.93 per share), assuming reinvestment of dividends. No dividends were paid during the periods presented. The closing price of our common stock on March 31, 2025 was $7.63 per share and on March 31, 2026 was $9.79 per share. As an SRC, we are not required to disclose peer group TSR.

(5)
Net income is reported as presented in the Company’s Consolidated Statements of Income. Net income is a GAAP measure.

Named Executive Officers, Footnote
(1)
Our Principal Executive Officer for both fiscal years presented was Golnar Khosrowshahi, Chief Executive Officer. Our Non-PEO NEOs for both fiscal years were Rell Lafargue, President and Chief Operating Officer, and Jim Heindlmeyer, Chief Financial Officer.

PEO Total Compensation Amount	$ 1,594,984	$ 1,578,649
PEO Actually Paid Compensation Amount	$ 1,881,343	1,590,865
Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of Compensation Actually Paid (“CAP”) to Ms. Khosrowshahi and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:
	2026		2025
Adjustments†	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
SCT Total Amounts	1,594,984	1,762,268	1,578,649	1,570,620
(Subtraction): Grant date fair value of stock awards reported in SCT	(920,000)	(992,476)	(920,000)	(813,444)
Addition: Fair value at fiscal year-end of outstanding and unvested stock awards granted in covered fiscal year	1,233,804	1,331,004	910,450	805,003
Addition (Subtraction): Change in fair value as of fiscal year end of stock awards granted in prior fiscal years for which applicable vesting conditions were not satisfied during the covered fiscal year	—	113,944	—	(15,340)
Addition (Subtraction): Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the covered fiscal year	(27,445)	17,661	21,767	9,689
Compensation Actually Paid	1,881,343	2,232,401	1,590,865	1,556,528

Non-PEO NEO Average Total Compensation Amount	$ 1,762,268	1,570,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,232,401	1,556,528
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of Compensation Actually Paid (“CAP”) to Ms. Khosrowshahi and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:
	2026		2025
Adjustments†	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
SCT Total Amounts	1,594,984	1,762,268	1,578,649	1,570,620
(Subtraction): Grant date fair value of stock awards reported in SCT	(920,000)	(992,476)	(920,000)	(813,444)
Addition: Fair value at fiscal year-end of outstanding and unvested stock awards granted in covered fiscal year	1,233,804	1,331,004	910,450	805,003
Addition (Subtraction): Change in fair value as of fiscal year end of stock awards granted in prior fiscal years for which applicable vesting conditions were not satisfied during the covered fiscal year	—	113,944	—	(15,340)
Addition (Subtraction): Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the covered fiscal year	(27,445)	17,661	21,767	9,689
Compensation Actually Paid	1,881,343	2,232,401	1,590,865	1,556,528

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. TSR
Over the two fiscal years presented in this Pay Versus Performance section, the Compensation Actually Paid to our Principal Executive Officer, Golnar Khosrowshahi, increased from $1,590,865 in FY2025 to $1,881,343 in FY2026 — an increase of approximately 18.3% year-over-year.
This stability in CAP reflects the structure of our PEO compensation program, which consists primarily of a fixed annual RSU grant of $920,000, vesting at the end of each applicable fiscal year, plus base salary and a performance-based cash bonus tied to revenue targets and qualitative measures established by the Board.
During this period, the Company’s cumulative TSR varied significantly year-over-year:
•
FY2025: (3.78)%, reflecting a slight decline in the price of our common stock from $7.93 per share (April 1, 2024) to $7.63 per share (March 31, 2025).

•
FY2026: 28.31%, reflecting growth in the price of our common stock from $7.63 per share (April 1, 2025) to $9.79 per share (March 31, 2026)
The total compensation to our NEOs as shown in the Summary Compensation Table remained largely unchanged year-over-year, but for our CEO, CAP increased by 18.3% which reflects 28.31% growth in our stock price over the last fiscal year.

Compensation Actually Paid vs. Net Income
CAP vs. Net Income
•
The Company’s net income increased from $7.7 million in FY2025 to $7.8 million in FY2026 — an increase of approximately 1.2% — was largely due to an increase in operating income.

•
The PEO’s cash bonus target is 50% of base salary, contingent upon revenue and qualitative measures established by the Board; the Non-PEO NEO cash bonuses are contingent upon revenue and qualitative measures established by the Board. Compensation Actually Paid to the PEO increased by 18.3%, while net income increased by only 1.2%. The ratio of PEO CAP to net income increased from 20.6% in FY2025 to 24.0% in FY2026.

•
Average Non-PEO NEO compensation increased by 43.4%, significantly outpacing the 1.2% growth in net income. The ratio of Average Non-PEO NEO CAP to Net Income increased from 20.1% to 28.5%.

•
Neither the PEO’s nor the Non-PEO NEOs’ compensation includes a direct formulaic link to net income as a performance metric.

•
The Company’s net income remained flat while CAP increased, as equity compensation is a primary component of our compensation structure.

Total Shareholder Return Amount	$ 123.46	96.22
Net Income (Loss)	$ 7,826,515	$ 7,731,397
PEO Name	Golnar Khosrowshahi
Share Price	$ 9.79	$ 7.63	$ 7.93
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (920,000)	$ (920,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,233,804	910,450
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,445)	21,767
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(992,476)	(813,444)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,331,004	805,003
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,944	(15,340)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,661	$ 9,689